Unaudited Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Total
Balance at beginning of period at Dec. 31, 2023	€ 3,370	€ 412,894	€ 25,159	€ 817	€ (400,850)	€ 41,390	€ 41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Result for the year					(7,658)	(7,658)	(7,658)
Other comprehensive income (loss)				191		191	191
Recognition of share-based payments			736			736	736
Treasury shares transferred (in shares)	(307,627)
Shares options lapsed			(40)		40
Shares options exercised / RSUs vested		162	(278)		278	162	162
Share options exercised / RSUs vested (in shares)	307,627
Balance at end of period at Mar. 31, 2024	€ 3,370	413,056	25,577	1,008	(408,190)	34,821	34,821
Balance at end of period (in shares) at Mar. 31, 2024	84,248,384
Balance at beginning of period at Dec. 31, 2023	€ 3,370	412,894	25,159	817	(400,850)	41,390	41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Balance at end of period at Dec. 31, 2024	€ 4,308	483,812	26,248	1,350	(427,158)	88,560	88,560
Balance at end of period (in shares) at Dec. 31, 2024	107,710,916
Result for the year					(10,079)	(10,079)	(10,079)
Other comprehensive income (loss)				(371)		(371)	(371)
Recognition of share-based payments			758			758	758
Treasury shares transferred (in shares)	(130,436)
Shares options lapsed			(826)		826
Shares options exercised / RSUs vested		67	(180)		180	67	67
Share options exercised / RSUs vested (in shares)	130,436
Balance at end of period at Mar. 31, 2025	€ 4,308	€ 483,879	€ 26,000	€ 979	€ (436,231)	€ 78,935	€ 78,935
Balance at end of period (in shares) at Mar. 31, 2025	107,710,916